Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 5,588	€ 6,440
Collateral pledged	6,951	8,115
Net exposure	(1,363)	(1,675)
Non-cash collateral that can be sold or repledged by the counterparty	0	0
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	1,373	1,489
Collateral pledged (transferred financial assets)	1,370	1,477
Net exposure	€ 3	€ 12